Annual Operating Expenses {- Fidelity Ohio Municipal Income Fund} - 12.31 Fidelity Ohio Municipal Funds Combo PRO-10 - Fidelity Ohio Municipal Income Fund - Fidelity Ohio Municipal Income Fund	Mar. 01, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.48%